18 Revenue (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RevenueLineItems [Line Items]
Types of services or goods		R$ 1,201,191	R$ 750,630
Tuition fees	[1]	1,388,735	856,561	R$ 385,784
Other		99,817	43,116	4,414
Timing of revenue recognition		1,201,191	750,630
Transferred over time		1,128,558	713,827	331,045
Transferred at a point in time		72,633	36,803	R$ 2,890
Business Unit 1 [member]
RevenueLineItems [Line Items]
Types of services or goods		1,002,461	653,760
Tuition fees		997,055	648,957
Other		5,406	4,803
Timing of revenue recognition		1,002,461	653,760
Transferred over time		997,055	648,957
Transferred at a point in time		5,406	4,803
Business Unit 2 [member]
RevenueLineItems [Line Items]
Types of services or goods		200,349	100,750
Tuition fees		107,197	60,195
Other		93,152	40,555
Timing of revenue recognition		200,349	100,750
Transferred over time		131,503	64,870
Transferred at a point in time		68,846	35,880
Elimination Inter-Segment Transactions [member]
RevenueLineItems [Line Items]
Types of services or goods		(1,619)	(3,880)
Tuition fees
Other		(1,619)	(3,880)
Timing of revenue recognition		(1,619)	(3,880)
Transferred over time
Transferred at a point in time		R$ (1,619)	R$ (3,880)

[1]	As mentioned in Note 1, the Company assessed, in connection with the social distancing requirements, whether it has satisfied all performance obligations of its contracts with customers, according to IFRS15, and concluded it was necessary to defer a portion of it's net revenues in the second semester of 2020. As result, R$2,361 of net revenue were deferred to the first semester of 2021 and recorded in advances from customers.